TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2014
TAXES ON INCOME [Abstract]
Schedule of Deferred Tax Assets

	Year ended december 31,
	2014	2013

Net loss carry-forward	10,525	10,689
Other additions for tax Purposes	154	179
Net deferred tax asset before valuation allowance	10,679	10,868
Valuation allowance	(10,679)	(10,868)
Net deferred tax asset	–	-

Schedule of Net Profit (Loss)
	,Year ended december 31
	2014	2013

United States	(238)	(21)
Israel	896	(991)
	658	(1,012)

Schedule of Net Operating Loss Carry-Forwards

Net operating loss carry-forwards as of December 31, 2014 are as follows:

Israel	41,684
United States *	757
42,441

Net operating loss carry-forwards as of December 31, 2013 are as follows:

Israel	42,984
United States *	522
43,506